Purchases and other expenses - Trade payables - Subsidiaries (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Trade payables	€ 7,067	€ 6,738	€ 6,475	€ 6,682
Telecoms activities [member]
Disclosure of subsidiaries [line items]
Trade payables	6,951	6,652	6,395
Orange Bank [member]
Disclosure of subsidiaries [line items]
Trade payables	€ 116	€ 86	€ 80